Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Income tax expense	-	-	-
Deferred tax expense	-	-	-
Total income tax expense	-	-	-

Schedule of Prima-Facie Tax on Loss Before Income Tax	The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(268,377)	(1,729,001)	(2,203,554)

Income tax expenses on loss before income tax at 30%	(80,513)	(518,700)	(661,066)
Difference in overseas tax rates and adjustment for non-taxable items	-	-	-
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	80,513	518,700	661,066
Income tax expenses	-	-	-

Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses	Deferred tax liabilities arising from temporary differences and unused tax losses can be summarized as follows:
Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Balance brought forward	-	-
Exchange difference	-	-
Total	-	-

Schedule of Unrecognised Deferred Tax Assets	Unrecognised deferred tax assets
Consolidated
	2025	2024
	US$	US$
Deferred tax assets have not been recognised in respect of the following items:
i) Temporary differences at 27.5% (2024: 27.5%)	-	-
ii) Tax losses at 25.5% (2024: 25.5%)	-	-
	-	-